Acquisition of the Oriental VIP Room (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Sep. 12, 2012	Jun. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Jun. 26, 2013
Business Acquisition [Line Items]
Estimated Contingent Purchase Price	$ 48,007,120
Business Acquisition Estimated Purchase Price Cash	15,146,026
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares	$ 32,861,094
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			$ (244,129)	$ 45,094,840	$ (13,325,814)	$ 55,683,689
VIP Room [Member]
Business Acquisition [Line Items]
Acquire Right Percentage Of Profit Interest		100.00%
Payments to Acquire Businesses, Gross		$ 20,000,000			$ 0
Business Acquisition Cost Of Acquired Entity Cash Paid Installment One								$ 10,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two								$ 10,000,000
Earn Out Payment Agreement Description					For purposes of the Oriental VIP Room Purchase Agreement, Base Rolling Chip Turnover means $2,500,000,000 of non-negotiable chips that the Oriental VIP Room Sellers network of junket agents purchases from Oriental VIP Rooms and the Companys VIP gaming rooms. In addition, as more fully set forth below, the Company is required to pay and issue to the Oriental VIP Room Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date (the Base Earnout Payment), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date are exceeded, in increments of $25,000,000 (the Incremental Earnout Payment). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Oriental VIP Room Seller is not entitled to any additional Incremental Earnout Payments in the event that the Sellers rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Oriental VIP Room Seller will not be entitled to receive any earnout payments. If the Oriental VIP Room Seller achieves an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016, the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.
Rolling Chip Turnover Target Forbase Earnout Payment Shares					$ 25,000,000
Rolling Chip Turnover Target					$ 15,000,000,000
Rolling Chip Turnover Agreement Maturity Date					Jun. 30, 2016
Rolling Chip Turnover Target Base Amount					$ 1,000,000,000
Rolling Chip Turnover Target Additional Payment Amount					2,500,000
Rolling Chip Turnover Target Maximum Payment Amount					12,500,000
Estimated Contingent Purchase Price		57,803,560
Business Acquisition Estimated Purchase Price Cash		10,000,000
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares		$ 47,803,560
Business Combination, Contingent Consideration, Liability			31,844,063		31,844,063		$ 41,404,026
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			$ 9,151	$ 21,040,720	(9,568,301)	$ 31,434,051
Incremental Earnout Additional Cash Payment Shares					$ 130,000
Incremental Earnout Payment Original Shares					6,250